Share capital and reserves (Details) - Dividends - 1 months ended Feb. 26, 2024 $ / shares in Units, € in Millions, $ in Millions	USD ($) $ / shares	EUR (€)
Share Capital, Reserves and Other Equity Interest [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 24.4	€ 22.4